Note 18 - Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current taxes					$ 0	$ 0
Deferred taxes					0	0
Net income tax provision (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0